Fair Value Measurement - Schedule of reconciliations of assets fair value hierarchy for Available-for-sale investments (Details) - Available-for-sale securities - Significant unobservable inputs (Level 3)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
Reconciliations of Assets Fair Value Hierarchy
Beginning Balance	¥ 1,272,178		¥ 485,307
Additions	358,256		1,040,581
Disposals	(547,131)		(262,651)
Changes in fair value	(12,422)		(43,454)
Accrued interest	23,628		52,395
Impairment loss	(236,625)
Ending Balance	¥ 857,884	$ 125,286	¥ 1,272,178